BANK AND OTHER BORROWINGS (Schedule of Maturities of Long-Term and Other Debt) (Details) - Dec. 31, 2016 - Long-term Bank and Other Borrowings [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt Instrument [Line Items]
Within one year	¥ 82,632	$ 11,901
Between one and two years	211,546	30,469
Between two and three years	4,125	594
Total	¥ 298,303	$ 42,964